Income Tax - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate	30.72%	30.79%	30.78%
Tax rate for deferred taxes	27.20%
State income tax with average rate	31.60%
Deferred tax assets and liabilities, net recognized	€ (66.7)	€ 161.0	€ 0.0
Federal tax losses	238.1	136.8
State tax losses	147.4	60.9	0.0
Federal tax losses subject to expiration	20.9
Valuation adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities, net recognized	€ (81.0)	€ (50.5)	€ (136.0)
BioNTech USA Holding, LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
State income tax with average rate	7.40%